Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,172,000.00
Previously Paid Amount	0.00
Total Fee Amount	299.95
Total Offset Amount	0.00
Net Fee	299.95
Narrative - Max Aggregate Offering Price	$ 2,172,000.00
Final Prospectus	true